NOTE B - FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
Financial Instruments Disclosure [Text Block]
NOTE B – FINANCIAL INSTRUMENTS

Concentrations of Credit Risk

The Company’s financial instruments that are subject to concentrations of credit risk consist of cash and accounts receivable.

The Company places its cash deposits with a high credit quality financial institution.  Bank deposits may at times be in excess of the federal depository insurance limit.

Sales to United Technologies Corporation for 2011 and 2010 amounted to 34% and 44%, respectively, of the Company’s sales.  Sales to MTU Aero Engines for 2011 and 2010 amounted to 12% and 11%, respectively, of the Company’s sales.  The Company’s international sales for 2011 and 2010 amounted to 31%, and 21%, respectively, of the Company’s sales.  At December 31, 2011 the Company had $8,146 or 45%, and $2,032 or 11% of its accounts receivable due from United Technologies Corporation and MTU Aero Engines, respectively.  The Company reviews a customer’s credit history before extending credit and typically does not require collateral.  The Company establishes an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information.  Such losses have been within management’s expectations.

Fair Value of Financial Instruments

FASB ASC Topic 825, Financial Instruments, requires disclosure of the fair value of financial instruments for which the determination of fair value is practicable.  The fair value of a financial instrument is defined as the amount at which the instrument could be exchanged in a current transaction between willing parties.  The carrying amount of the Company’s financial instruments approximates their fair value as outlined below.

Cash, accounts receivable and accounts payable:  The carrying amounts approximate their fair value because of the short maturity of those instruments.

Notes payable and long-term debt:  The carrying amounts approximate their fair value as the interest rates on the debt approximates the Company’s current incremental borrowing rate.

The Company’s financial instruments are held for other than trading purposes.